Other Payables and Accruals	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals
Other Payables and Accruals

4.           Other Payables and Accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2024	2025
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	498	440
Accrued management services fees – a related party	—	150
	538	630